Convertible Promissory Notes	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Promissory Notes
9.	Convertible Promissory Notes

As of December 31, 2016, convertible promissory notes, net of discount, consisted of the following (in thousands):

December 31, 2016
Principal	$5,500
Accrued interest	27
Unamortized discount	(2,664)

Convertible promissory notes, net of discount	$2,863

There were no convertible promissory notes outstanding as of December 31, 2017.

2015 Notes

On December 16, 2015, the Company issued convertible promissory notes (the “2015 Notes”) in the aggregate principal amount of $4.0 million. The 2015 Notes bore interest at a rate of 0.56% per annum, were unsecured and were due and payable, including accrued interest, on December 16, 2016. In the event of a qualified sale of preferred stock to one or more institutional investors resulting in gross proceeds to the Company of at least $5.0 million, all principal and accrued and unpaid interest under the 2015 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2015 Notes, divided by the price per share of the preferred stock sold in the financing, multiplied by 0.90. In addition, in the event of a dissolution, liquidation, winding-up or change-of-control event, the 2015 Notes contained a put option whereby the Company was required to pay to the holder of the 2015 Notes an amount equal to the greater of (i) the principal amount then outstanding under the 2015 Notes, plus any accrued but unpaid interest, multiplied by 1.10 and (ii) such amount that would be received if all outstanding principal and interest under 2015 Notes had converted into shares of the Company’s Series B preferred stock at the Series B Original Issue Price (see Note 11).

The Company concluded that the conversion feature in the event of a qualified financing and the put option each met the definition of embedded derivative that was required to be accounted for as a separate unit of accounting. The Company recorded the combined issuance-date fair value of the derivative liabilities of $1.8 million as a debt discount and as a derivative liability in the Company’s consolidated balance sheet.

In connection with the 2015 Notes, the Company paid legal costs of $26,000 which were capitalized and recorded as debt discount and amortized using the effective interest method over the term of the loan. The Company recognized interest expense of $0.4 million and $0.1 million, including amortization of debt discount of $0.4 million and $0.1 million during the years ended December 31, 2016 and 2015, respectively, in connection with the 2015 Notes.

In April 2016, in connection with the Company’s issuance and sale of Series C redeemable convertible preferred stock (the “Series C preferred stock”), all of the outstanding principal and accrued interest then-outstanding under the 2015 Notes, totaling $4.0 million, was converted into 461,396 shares of Series C preferred stock at a price equal to 90% of the $9.65 per share price paid by investors in the Series C financing.

The Company accounted for the conversion of the 2015 Notes as a debt extinguishment and recognized a loss on extinguishment of debt of $35,000 within other income (expense), net in the consolidated statement of operations. The loss on extinguishment was calculated as the difference between (i) the fair value of the 461,396 shares of Series C preferred stock issued to settle the 2015 Notes of $4.5 million and (ii) the carrying value of the 2015 Notes, net of the unamortized debt discount, of $2.7 million plus the then-current fair value of derivative liability associated with the 2015 Notes at the time of the extinguishment of $1.7 million.

2016 Notes

On April 12, 2016, the Company issued convertible promissory notes (the “2016 Notes”) in the aggregate principal amount of $5.5 million. The 2016 Notes bore interest at a rate of 0.70% per annum, were unsecured and were due and payable, including accrued interest, on October 12, 2017. In the event of a qualified sale of preferred stock to one or more institutional investors resulting in gross proceeds to the Company of at least $20.0 million, all principal and accrued and unpaid interest under the 2016 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2016 Notes, divided by the price per share of the preferred stock sold in the financing, multiplied by 0.90. In addition, in the event of a dissolution, liquidation, winding-up or change-of-control event, the 2016 Notes contained a put option whereby the Company was required to pay to the holder of 2016 Notes an amount equal to the greater of (i) the principal amount then outstanding under the 2016 Notes plus any accrued but unpaid interest, multiplied by 1.10 and (ii) such amount that would be received if all outstanding principal and interest under 2016 Notes had converted into shares of the Company’s Series C preferred stock at the Series C Original Issue Price (see Note 11). In addition, in the event that (i) any principal or interest under any of the 2016 Notes remained outstanding on October 12, 2017 (the maturity date); (ii) any amount under the 2016 Notes was to be prepaid; or (iii) any amount under any of the 2016 Notes became due and payable in connection with an event of default, as defined, the 2016 Notes were convertible at the option of the holder into a number of shares of the Company’s Series C preferred stock equal to the quotient of the outstanding principal amount all accrued and unpaid interest under the 2016 Notes divided by the Series C Original Issue Price (see Note 11).

The Company concluded that both the conversion feature in the event of a qualified financing and the put option met the definition of embedded derivatives that were required to be accounted for as a separate unit of accounting. The Company recorded the combined issuance-date fair value of the derivative liabilities of $3.9 million as a debt discount and as a derivative liability in the consolidated balance sheet.

The Company recognized interest expense of $0.9 million and $1.3 million, including amortization of debt discount of $0.9 million and $1.3 million during the years ended December 31, 2017 and 2016, respectively, in connection with the 2016 Notes. As of December 31, 2016, the unamortized debt discount on the 2016 Notes was $2.7 million. There were no debt issuance costs associated with the 2016 Notes.

In April 2017, in connection with the Company’s issuance and sale of Series D preferred stock, all of the outstanding principal and accrued interest under the 2016 Notes, totaling $5.5 million, was automatically converted into 1,896,297 shares of Series D preferred stock at a price equal to 90% of $3.2457 per share, the per share price paid in cash by investors in the Series D preferred stock financing.

The Company accounted for the conversion of the 2016 Notes as a debt extinguishment and recognized a loss on extinguishment of debt of $0.3 million within other income (expense), net in the consolidated statement of operations. As of the date of conversion, the unamortized discount on the 2016 Notes was $1.8 million. The loss on extinguishment was calculated as the difference between (i) the fair value of the 1,896,297 shares of Series D preferred stock issued to settle the 2016 Notes of $6.2 million and (ii) the carrying value of the 2016 Notes, net of the unamortized debt discount, of $3.7 million plus the then-current fair value of derivative liability associated with the 2016 Notes at the time of the extinguishment of $2.1 million.

2017 Notes

On January 17, 2017, the Company issued convertible promissory notes (the “2017 Notes”) in the aggregate principal amount of $4.9 million. The 2017 Notes bore interest at a rate of 0.96% per annum, were unsecured and were due and payable, including accrued interest, on October 12, 2017. In the event of a qualified sale of preferred stock to one or more institutional investors resulting in gross proceeds to the Company of at least $20.0 million, all principal and accrued and unpaid interest under the 2017 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2017 Notes, divided by the price per share of the preferred stock sold in the financing. In addition, in the event of a dissolution, liquidation, winding-up or change-of-control event, the 2017 Notes contained a put option whereby the Company was required to pay to the holder of 2017 Notes an amount equal to the greater of (i) the principal amount then outstanding under the 2017 Notes plus any accrued but unpaid interest, multiplied by 1.10 and (ii) such amount that would be received if all outstanding principal and interest under 2017 Notes had converted into shares of the Company’s Series C preferred stock at the Series C Original Issue Price (see Note 11). In addition, in the event that (i) any principal or interest under any of the 2017 Notes remained outstanding on October 12, 2017 (the maturity date); (ii) any amount under the 2017 Notes was to be prepaid; or (iii) any amount under any of the 2017 Notes became due and payable in connection with an event of default, as defined, the 2017 Notes were convertible at the option of the holder into a number of shares of the Company’s Series C preferred stock equal to the quotient of the outstanding principal amount and all accrued and unpaid interest under the 2017 Notes divided by the Series C Original Issue Price (see Note 11).

The Company concluded that the put option met the definition of an embedded derivative that was required to be accounted for as a separate unit of accounting. The Company recorded the issuance-date fair value of the derivative liability of $0.4 million as a debt discount and as a derivative liability in the consolidated balance sheet.

In connection with the 2017 Notes, the Company paid legal costs of $17,000, which were capitalized and recorded as debt discount and amortized using the effective interest method over the term of the loan. The Company recognized interest expense of $0.2 million, including amortization of debt discount of $0.1 million, during the year ended December 31, 2017, in connection with the 2017 Notes.

In April 2017, in connection with the Company’s issuance and sale of Series D preferred stock, all of the outstanding principal and accrued interest under the 2017 Notes, totaling $4.9 million, was automatically converted into 1,524,107 shares of Series D preferred stock at a price equal to $3.2457 per share, the per share price paid in cash by investors in the Series D preferred stock financing.

The Company accounted for the conversion of the 2017 Notes as a debt extinguishment and recognized a loss on extinguishment of debt of $0.1 million within other income (expense), net in the consolidated statement of operations. As of the date of conversion, the unamortized debt discount on the 2017 Notes was $0.3 million. The loss on extinguishment was calculated as the difference between (i) the fair value of the 1,524,107 shares of Series D preferred stock issued to settle the 2017 Notes of $4.9 million and (ii) the carrying value of the 2017 Notes, net of the unamortized debt discount, of $4.7 million plus the then-current fair value of derivative liability associated with the 2017 Notes at the time of the extinguishment of $0.2 million.

The terms of the 2015 Notes, 2016 Notes and 2017 Notes provided that (i) all outstanding principal and interest was due and payable in cash upon an event of default, as defined in the agreements; (ii) amounts outstanding under the notes were not pre-payable without the written consent of the holders of more than 50% of the outstanding principal of the notes; and (iii) indebtedness under the notes was subordinate to any indebtedness under other venture debt entered into by the Company. There were no financial or negative covenants associated with the convertible promissory notes.